Leases - Income statement impact (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation on right-of-use assets	£ 10,449	£ 9,072	£ 0
Impairment of right-of-use assets	1,697	0	0
Interest	1,178	1,066
Expense related to short-term leases	615
Gain on sublease recognition	0	(472)	0
Gain on disposal of leases	(56)
Fair value movement of financial assets	(17)
Total	13,866
Cash outflow for leases	11,828	9,903	0
Interest income on lease receivables	17	30	0
Cash inflow for leases	565	668	0
Decrease in net investment in finance lease	550	640
Leasehold Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation on right-of-use assets	10,390	9,072
Impairment of right-of-use assets	1,697
Interest	1,176	1,066	3
Expense related to short-term leases	530	437
Gain on sublease recognition	0	(472)
Gain on disposal of leases	(56)	(23)
Fair value movement of financial assets	(17)	(30)
Total	13,720	10,050
Cash outflow for leases	11,768	9,882
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation on right-of-use assets	59
Impairment of right-of-use assets	0
Interest	2	£ 0	£ 0
Expense related to short-term leases	85
Gain on disposal of leases	0
Fair value movement of financial assets	0
Total	146
Cash outflow for leases	£ 60